Loss per Share (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Loss Per Share
Basic/Diluted loss per share (in cents)	$ 2.300	$ 6.400	$ 9.248
a) Net loss used in the calculation of basic and diluted loss per share	$ (3,010,929)	$ (6,804,154)	$ (7,068,767)
b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share	133,660,556	105,866,110	76,435,993	[1]

[1]	This amount includes 182,169 of weighted average shares for ordinary shares in relation to the A$4,511,378 received in capital raising that was not issued as of 30 June 2016.